Equity - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Net basic and diluted profit (loss) attributable to shareholders of the company	$ (864)	$ (605)
Weighted average shares outstanding (in shares)	534,378	559,765
Basic earnings (loss) per share (in dollars per share)	$ (1.62)	$ (1.08)
Diluted earnings (loss) per share (in dollars per share)	$ (1.62)	$ (1.08)